Notes to Schedules of Investments

March 31, 2021

(Unaudited)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

A. Valuation:

All equity securities, including domestic common stocks, preferred stocks, real estate investment trusts, exchange-traded funds and exchange-traded notes, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and Nasdaq Capital Market® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Investment in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Shares in privately offered liquidity funds are valued at their NAV per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the Trust’s valuation committee based on the valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services”). When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’ Valuation Committee’s assumptions used in determining the fair value of investments. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to Schedules of Investments

March 31, 2021

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2021:

WBI BullBear Rising Income 3000 ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,411,651	$—	$—	$8,411,651
REITS	189,417	—	—	189,417
Short Term Investments	175,997	—	—	175,997
Investments Purchased with Proceeds from Securities Lending	—	733,190	—	733,190

Total Investments in Securities, at value	$8,777,065	$733,190	$—	$9,510,255

WBI BullBear Value 3000 ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$45,127,817	$—	$—	$45,127,817
Short Term Investments	879,533	—	—	879,533
Investments Purchased with Proceeds from Securities Lending	—	4,498,230	—	4,498,230

Total Investments in Securities, at value	$46,007,350	$4,498,230	$—	$50,505,580

WBI BullBear Yield 3000 ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$42,121,765	$—	$—	$42,121,765
REITS	1,337,801	—	—	1,337,801
Short Term Investments	3,094,799	—	—	3,094,799
Investments Purchased with Proceeds from Securities Lending	—	3,617,531	—	3,617,531

Total Investments in Securities, at value	$46,554,365	$3,617,531	$—	$50,171,896

WBI Bullbear Quality 3000 ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$39,695,997	$—	$—	$39,695,997
REITS	1,037,945	—	—	1,037,945
Short Term Investments	351,287	—	—	351,287
Investments Purchased with Proceeds from Securities Lending	—	6,871,666	—	6,871,666

Total Investments in Securities, at value	$41,085,229	$6,871,666	$—	$47,956,895

WBI BullBear Global Income ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$52,382,701	$—	$—	$52,382,701
Short Term Investments	601,677	—	—	601,677
Investments Purchased with Proceeds from Securities Lending	—	17,032,113	—	17,032,113

Total Investments in Securities, at value	$52,984,378	$17,032,113	$—	$70,016,491

WBI Power Factor® High Dividend ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$64,960,681	$—	$—	$64,960,681
Short Term Investments	666,795	—	—	666,795
Investments Purchased with Proceeds from Securities Lending	—	14,865,898	—	14,865,898

Total Investments in Securities, at value	$65,627,476	$14,865,898	$—	$80,493,374

WBI BullBear Trend Switch US 3000 Total Return ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$30,407,268	$—	$—	$30,407,268
Short Term Investments	233,993	—	—	233,993
Investments Purchased with Proceeds from Securities Lending	—	10,318,371	—	10,318,371

Total Investments in Securities, at value	$30,641,261	$10,318,371	$—	$40,959,632

WBI BullBear Trend Switch US Total Return ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$10,648,768	$—	$—	$10,648,768
Short Term Investments	75,902	—	—	75,902
Investments Purchased with Proceeds from Securities Lending	—	3,611,463	—	3,611,463

Total Investments in Securities, at value	$10,724,670	$3,611,463	$—	$14,336,133

^See Schedules of Investments for breakout of investments by industry group classification.

During the period ended March 31, 2021, the Funds did not recognize any transfers to or from Level 3.